Nature of operations (Narrative) (Details) - Asanko Gold Mine [Member]		2 Months Ended	12 Months Ended
	Mar. 04, 2024	Mar. 03, 2024	Dec. 31, 2024
Disclosure of joint ventures [line items]
Percentage of economic interest	90.00%	45.00%
Percentage of voting equity interests acquired	45.00%
Proportion of ownership interests held by Government of Ghana			10.00%